Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 402,500,075.00
Previously Paid Amount	0.00
Total Fee Amount	35,017.51
Total Offset Amount	0.00
Net Fee	$ 35,017.51
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false